Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Entity Registrant Name	Roan Resources, Inc.
Entity Central Index Key	0001326428
Entity Filer Category	Non-accelerated Filer
EntitySmallBusiness	false
Entity Emerging Growth Company	false